UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]           Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name: Center Coast Capital Advisors, LP

Address:  1100 Louisiana Street, Suite 5025
          Houston, TX 77002

Form 13F File Number: 028-14504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     Richard Finch

Title:    Chief Compliance Officer

Phone:   (713) 759-1401

Signature, Place, and Date of Signing:

/s/ Richard Finch        Houston, TX          February 14, 2013
----------------         -------------        -----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            26
                                                 ----
Form 13F Information Table Value Total:      $ 1,246,345
                                            -------------
                                            (in thousands)


List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                               TITLE OF                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         CLASS       CUSIP      (x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------- ---------    ---------  -------  --- ---- ------- ------------ -------- -------- --------
ACCESS MIDSTREAM PARTNERS LP    UNIT     00434L109    31,718       945672 SH        SOLE                  945672     0        0
ATLAS PIPELINE PARTNERS LP      UNIT LP
                                INT      049392103       631        20000 SH        SOLE                   20000     0        0
BUCKEYE PARTNERS LP             UNIT LTD
                                PARTN    118230101    92,365      2034015 SH        SOLE                 2034015     0        0
BOARDWALK PIPELINE PARTNERS     UNIT LTD
                                PARTNER  096627104    30,726      1233980 SH        SOLE                 1233980     0        0
CRESTWOOD MAINSTREAM PRTNERS LP COM
                                UNITS
                                REPSTG   226372100    53,042      2463613 SH        SOLE                 2463613     0        0
CROSSTEX ENERGY LP              COM      22765U102    32,906      2261709 SH        SOLE                 2261709     0        0
DIREXION SHS ETF TR             DLY FIN
                                BEAR NEW 25459W144       378        25000 SH        SOLE                   25000     0        0
ENBRIDGE ENERGY PARTNERS LP     COM      29250R106    61,989      2221845 SH        SOLE                 2221845     0        0
EL PASO PIPELINE PARTNERS LP    COM UNIT
                                LPI      283702108    93,150      2519606 SH        SOLE                 2519606     0        0
ENTERPRISE PRODS PARTNERS       COM      293792107    93,693      1870865 SH        SOLE                 1870865     0        0
KINDER MORGAN ENERGY
  PARTNERS LP                   UT LTD
                                PARTNER  494550106       432         5490 SH        SOLE                    5490     0        0
KINDER MORGAN MANAGEMENT LLC    SHS      49455U100    93,979      1245418 SH        SOLE                 1245418     0        0
MARKWEST ENERGY PARTNERS LP     UT LTD
                                PARTNER  570759100      1479        29000 SH        SOLE                   29000     0        0
MARTIN MIDSTREAM PARTNERS LP    UNIT LP
                                INT      573331105    30,990       997739 SH        SOLE                  997739     0        0
MAGELLAN MIDSTREAM PRTNERS      COM UNIT
                                RPLP     559080106    31,123       720597 SH        SOLE                  720597     0        0
TARGA RESOURCES PARTNERS LP     COM UNIT 87611X105    98,230      2627883 SH        SOLE                 2627883     0        0
NUSTAR ENERGY LP                COM UNIT 67058H102    61,120      1438786 SH        SOLE                 1438786     0        0
ONEOK PARTNERS LP               UNIT LTD
                                PARTN    68268N103    61,312      1135612 SH        SOLE                 1135612     0        0
PLAINS ALL AMER PIPELINE LP     UNIT LTD
                                PARTN    726503105    93,338      2063178 SH        SOLE                 2063178     0        0
SPECTRA ENERGY PARTNERS LP      COM      84756N109    32,054      1026399 SH        SOLE                 1026399     0        0
SUNOCO LOGISTICS PRTNERS LP     COM UNIT 86764L108    30,541       614129 SH        SOLE                  614129     0        0
TC PIPELINES LP                 UT COM
                                LTD PRT  87233Q108    93,977      2328470 SH        SOLE                 2328470     0        0
TESORO LOGISTICS PARTNERS LP    COM UNIT
                                LPI      88160T107    30,043       685913 SH        SOLE                  685913     0        0
WESTERN GAS PARTNERS LP         COM UNIT
                                LPIN     958254104    31,588       663188 SH        SOLE                  663188     0        0
WILLIAMS PARTNERS LP            COM UNIT
                                LP       96950F104    64,046      1316183 SH        SOLE                 1316183     0        0
WESTERN GAS EQUITY PARTNERS LP  COM UNIT
                                LP IN    95825R103      1496        50000 SH        SOLE                   50000     0        0